Consolidated Statement of Cash Flows - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Cash flow from / (used in) operating activities
Net profit / (loss)	[1]	$ 2,532	$ 2,951
Non-cash items included in net profit and other adjustments:
Depreciation and impairment of property, equipment and software		854	575
Amortization and impairment of intangible assets		33	33
Credit loss expense / (recovery)		33	55
Share of net profits of associates / joint ventures and impairment of associates		(25)	(31)
Deferred tax expense / (benefit)		394	442
Net loss / (gain) from investing activities		11	(44)
Net loss / (gain) from financing activities		5,998	1,124
Other net adjustments		(466)	(1,294)
Net change in operating assets and liabilities:
Loans and advances to banks / amounts due to banks		(1,158)	2,779
Securities financing transactions		(840)	7,116
Cash collateral on derivative instruments		2,396	139
Loans and advances to customers		(750)	(7,020)
Customer deposits		10,734	(1,762)
Financial assets and liabilities at FV held for trading and derivative financial instruments		(9,009)	2,364
Brokerage receivables and payables		(1,564)	8,754
Financial assets at fair value not held for trading, other financial assets and liabilities		(6,721)	1,561
Provisions, other non-financial assets and liabilities		(375)	(900)
Income taxes paid, net of refunds		(429)	(359)
Net cash flow from / (used in) operating activities		1,649	16,482
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(5)	(5)
Disposal of subsidiaries, associates and intangible assets	[2]	100	58
Purchase of property, equipment and software		(782)	(845)
Disposal of property, equipment and software		8	32
Purchase of financial assets measured at fair value through other comprehensive income		(1,757)	(862)
Disposal and redemption of financial assets measured at fair value through other comprehensive income		1,160	701
Net (purchase) / redemption of debt securities measured at amortized cost		653	(2,469)
Net cash flow from / (used in) investing activities		(623)	(3,390)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		(14,248)	(5,966)
Net movements in treasury shares and own equity derivative activity		(1,044)	(854)
Distributions paid on UBS shares		(2,544)	(2,440)
Issuance of long-term debt, including debt issued designated at fair value		31,471	40,494
Repayment of long-term debt, including debt issued designated at fair value		(25,931)	(26,838)
Net changes in non-controlling interests and preferred notes		(6)	16
Net cash flow from / (used in) financing activities		(12,301)	4,412
Total cash flow
Cash and cash equivalents at the beginning of the period		126,079	104,834
Net cash flow from / (used in) operating, investing and financing activities		(11,275)	17,504
Effects of exchange rate differences on cash and cash equivalents		613	(2,058)
Cash and cash equivalents at the end of the period	[3]	115,417	120,280
Net cash flow from / (used in) operating activities includes:
Interest received in cash		7,792	6,916
Interest paid in cash		6,039	4,499
Dividends on equity investments, investment funds and associates received in cash	[4]	$ 1,243	$ 1,227

[1]	Prior year comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions effective 1 January 2019
[2]	Includes dividends received from associates
[3]
USD 3,161 million and USD 4,078 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 30 June 2019 and 30 June 2018, respectively. Refer to “Note 26 Restricted and transferred financial assets” in the “Consolidated financial statements” section of the Annual Report 2018 for more information.

[4]	Includes dividends received from associates reported within Net cash flow from / (used in) investing activities.